GOLDMAN SACHS TRUST

Goldman Sachs Structured Tax-Advantaged Equity Funds

Class A, Class B, Class C, Institutional, Service and

Class IR Shares (as applicable) of the

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs Structured International Tax-Managed Equity Fund

Goldman Sachs Structured Tax-Managed Equity Fund

Goldman Sachs U.S. Equity Dividend and Premium Fund

(the “Funds”)

Supplement dated June 6, 2013 to the Prospectus and Statement of Additional Information both dated April 30, 2013

(the “Prospectus” and the “SAI”, respectively)

Donald Mulvihill has retired from Goldman Sachs. As such, effective immediately, he no longer serves as a portfolio manager for the Funds. Additionally, effective immediately, Gary Chropuvka serves as a portfolio manager for each Fund. Accordingly, all references to Mr. Mulvihill in the Prospectus and SAI are hereby deleted in their entirety. Each Fund’s disclosure is further modified hereby as follows:

The following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs International Equity Dividend and Premium Fund—Summary—Portfolio Management” section of the Prospectus.

Portfolio Managers: Gary Chropuvka, CFA, Managing Director, Head of Quantitative Investment Strategies—Customized Beta Strategies, has managed the Fund since 2013; and Monali Vora, CFA, Managing Director, has managed the Fund since 2010.

The following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Structured International Tax-Managed Equity Fund—Summary—Portfolio Management” section of the Prospectus.

Portfolio Managers: Gary Chropuvka, CFA, Managing Director, Head of Quantitative Investment Strategies—Customized Beta Strategies, has managed the Fund since 2013; Ron Hua, CFA, Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Equity Alpha Strategies, has managed the Fund since 2011; and Monali Vora, CFA, Managing Director, has managed the Fund since 2010.

The following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Structured Tax-Managed Equity Fund—Summary—Portfolio Management” section of the Prospectus.

Portfolio Managers: Gary Chropuvka, CFA, Managing Director, Head of Quantitative Investment Strategies—Customized Beta Strategies, has managed the Fund since 2013; Ron Hua, CFA, Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Equity Alpha Strategies, has managed the Fund since 2011; and Monali Vora, CFA, Managing Director, has managed the Fund since 2010.

The following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs U.S. Equity Dividend and Premium Fund—Summary—Portfolio Management” section of the Prospectus.

Portfolio Managers: Gary Chropuvka, CFA, Head of Quantitative Investment Strategies—Customized Beta Strategies, Managing Director, has managed the Fund since 2013; and Monali Vora, CFA, Managing Director, has managed the Fund since 2010.

The following is added to the table in the “Service Providers—Fund Managers—Quantitative Investment Strategies Team” section of the Prospectus:

Gary Chropuvka, CFA Managing Director and Head of Quantitative Investment Strategies—Customized Beta Strategies	Portfolio Manager— International Equity Dividend and Premium Structured International Tax-Managed Equity Structured Tax-Managed Equity U.S. Equity Dividend and Premium	Since 2013 2013 2013 2013	Mr. Chropuvka is the head of Customized Beta Strategies business within GSAM’s Quantitative Investment Strategies (QIS) team, overseeing the team’s tax-efficient, rules-based and customized beta investment strategies. He also co-heads global client portfolio management for GSAM’s Quantitative and Fundamental Equities businesses. Previously, he was a Portfolio Manager for GSAM’s Quantitative Equity business, a position he held for seven years. Mr. Chropuvka originally joined GSAM in March 1998 as an analyst in the Private Equity Group and has been a member of the QIS team since 1999.

The following replaces the paragraph following the table in “Service Providers—Fund Managers—Quantitative Investment Strategies Team” section of the Prospectus:

Gary Chropuvka, CFA, Managing Director, is Head of Customized Beta Strategies for GSAM’s QIS team. Ron Hua, CFA, Managing Director, is Chief Investment Officer of Equity Alpha Strategies for GSAM’s QIS team. Monali Vora, Managing Director, is a Senior Portfolio Manager on the QIS Customized Beta Strategies team, responsible for tax-advantaged equity portfolios. They are collectively responsible for the Fund’s investment process as well as the day-to-day management, implementation and execution process of the Fund’s portfolio.

This Supplement should be retained with your Prospectus for future reference.

TAXADGENSTK 06-13